Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 409,331	$ 446,163	$ 422,122
Other comprehensive income (loss), net of tax:
Net change in fair value of cash flow hedges	[1]	24,666	(6,630)	(10,218)
Net change in fair value of available-for-sale securities	[2]	249	358	(283)
Net actuarial (losses) on defined benefit plan	[3]	(2,067)	(509)	(103)
Other comprehensive income (loss), net of tax		22,848	(6,781)	(10,604)
Comprehensive income		$ 432,179	$ 439,382	$ 411,518

[1]	Net of tax (expense) benefit of $(7,053), $2,627 and $4,413 for the fiscal years ended September 30, 2016, 2015 and 2014, respectively.
[2]	Net of tax (expense) benefit of $(1), $5 and $2 for the fiscal years ended September 30, 2016, 2015 and 2014, respectively.
[3]	Net of tax benefit (expense) of $747, $(81) and $38 for the fiscal years ended September 30, 2016, 2015 and 2014, respectively.